Accounts Receivable And Accrued Revenues (Tables)	12 Months Ended
Dec. 31, 2013
Accounts Receivable And Accrued Revenues [Abstract]
Schedule Of Accounts Receivable And Accrued Revenues

As at December 31	2013	2012

Trade Receivables and Accrued Revenue	$864	$905
Prepaids, Deposits and Other	130	350
	994	1,255
Allowance for Doubtful Accounts	(6)	(19)
	$988	$1,236